Other receivables	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Other receivables	14. Other receivables

	December 31,
	2020	2019
	£’000s	£’000s
Rent deposit	407	293
VAT recoverable	370	269
Other	239	10

	1,016	572